WARRANT LIABILITY (Tables)	6 Months Ended
Jun. 30, 2025
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$2,006

Revaluation at March 31, 2025	(24)
Effect of changes in foreign exchange rates	3
Balance at March 31, 2025	1,985

Warrant exercise	(20)
Revaluation at June 30, 2025	1,292
Effect of changes in foreign exchange rates	168
Balance at June 30, 2025	$3,425

December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$1,029

Warrant exercises	(378)
Revaluation at March 31, 2025	(35)
Effect of changes in foreign exchange rates	1
Balance at March 31, 2025	617

Revaluation at June 30, 2025	463
Effect of changes in foreign exchange rates	31

Balance at June 30, 2025	1,111

June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$1,668

Warrant exercises	(129)
Revaluation at March 31, 2025	(318)
Effect of changes in foreign exchange rates	6
Balance at March 31, 2025	1,227

Warrant exercises	(2,139)
Revaluation at June 30, 2025	870
Effect of changes in foreign exchange rates	42
Balance at June 30, 2025	-

March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2025:

Balance at December 31, 2024	$817

Warrant exercises	(844)
Warrant expiry	(10)
Revaluation at March 31, 2025	37
Effect of changes in foreign exchange rates	-
Balance at March 31 and June 30, 2025	-

November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 Warrant liability for the period ended on June 30, 2025:

Revaluation at December 31, 2024	2,269
Effect of changes in foreign exchange rates	(52)
Balance at December 31, 2024	2,225

Revaluation at March 31, 2025	(60)
Effect of changes in foreign exchange rates	(2)
Balance at March 31, 2025	2,163

Revaluation at June 30, 2025	1,510
Effect of changes in foreign exchange rates	172
Balance at June 30, 2025
3,845